Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net, consist of the following:

	As of December 31,
	2023	2024
	USD	USD
Accounts receivable associated with prepaid payment network services	$478,880	$482,238
Less: Allowance for credit losses	(194,252)	(430,348)
Accounts receivable, net	$284,628	$51,890

The Company’s accounts receivable are service fees generated through providing prepaid payment network services to customers. As of December 31, 2023 and 2024, the Company had accounts receivable net of $284,628 and $51,890, respectively. The allowance for credit losses of accounts were $194,252 and $430,348 as of December 31, 2023 and 2024.

Allowance for credit losses of accounts movement:

	As of December 31,
	2023	2024
Beginning balance	$59,444	$194,252
Additions	134,808	236,096
Ending balance	$194,252	$430,348